Note 9 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Other expense [text block]
	Year Ended December 31,
	2025	2024	2023
Information technology and software expenses	$20,408	$19,175	$19,327
Production expenses	8,925	2,371	—
Depreciation of property and equipment and right-of-use assets	5,955	6,199	5,423
Advertisement and promotion expenses	4,822	3,328	1,728
Amortization of intangible assets	2,244	2,348	—
Custody fees	1,718	1,687	1,653
Other share-based payment expenses	628	—	—
Impairment of right-of-use assets	—	956	—
Other	15,725	10,015	6,334
Total Other expenses	$60,425	$46,079	$34,465